Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS
Cash and cash equivalents	$ 257,911	$ 181,758
Restricted cash, current (Note 8)	7,169	5,121
Trade accounts receivable	18,521	12,572
Inventories (Note 4)	19,345	14,534
Due from managers	0	1,430
Due from related parties (Note 3)	231	922
Prepaid expenses and other receivables	4,215	5,641
Derivative asset, current (Note 18)	77	41
Other current assets (Note 6)	5,157	6,447
Total Current Assets	312,626	228,466
FIXED ASSETS
Advances for vessels under construction and acquisition of vessels (Notes 5 and 6)	48,574	64,570
Vessels and other fixed assets, net (Note 5)	1,775,081	1,707,209
Total Fixed Assets	1,823,655	1,771,779
OTHER NON-CURRENT ASSETS
Long term investment (Note 3)	1,063	970
Restricted cash, non-current (Note 8)	8,420	8,883
Other non-current assets	0	1,604
TOTAL ASSETS	2,145,764	2,011,702
CURRENT LIABILITIES
Current portion of long term debt (Note 8)	173,958	0
Lease commitments short term (Notes 5 and 8)	15,537	6,235
Accounts payable	9,944	5,200
Due to managers	1,420	0
Due to related parties (Note 3)	229	356
Accrued liabilities (Note 14)	10,521	11,719
Derivative liability, current (Note 18)	625	2,549
Deferred revenue	7,229	2,060
Total Current Liabilities	219,463	28,119
NON-CURRENT LIABILITIES
8.00% 2019 Notes and 8.30% 2022 Notes, net of unamortized debt issuance costs of $1,243 and $2,000, respectively (Note 8)	48,000	48,757
Long term debt, net of current portion and unamortized debt issuance costs of $9,214 and $7,119, respectively (Note 8)	575,137	743,719
Lease commitments long term, net of unamortized debt issuance costs of $39 and $35, respectively (Notes 5 and 8)	214,552	152,613
Derivative liability, non current (Note 18)	0	796
Other non-current liabilities	560	468
TOTAL LIABILITIES	1,057,712	974,472
COMMITMENTS & CONTINGENCIES (Note 16)
STOCKHOLDERS' EQUITY
Preferred Stock; $0.01 par value, authorized 25,000,000 shares; none issued or outstanding at December 31, 2016 and December 31, 2017 (Note 9)	0	0
Common Stock, $0.01 par value, 300,000,000 shares authorized; 56,628,907 and 64,160,004 shares issued and outstanding at December 31, 2016 and December 31, 2017, respectively (Note 9)	642	566
Additional paid in capital	2,123,108	2,063,490
Accumulated other comprehensive loss (Note 18)	605	(294)
Accumulated deficit	(1,036,303)	(1,026,532)
Total Stockholders' Equity	1,088,052	1,037,230
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 2,145,764	$ 2,011,702